Convertible Promissory Note - Related Party (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Mr. Meller [Member]	Oct. 19, 2010 Mr. Meller [Member]	Dec. 31, 2012 Mr. Meller [Member] Convertible Promissory Note [Member]	Dec. 31, 2013 Mr. Meller [Member] Convertible Promissory Note [Member]	Dec. 31, 2011 Mr. Meller [Member] Convertible Promissory Note [Member]	Dec. 31, 2012 Employees [Member] Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate											7.00%
Principal amount								$ 45,000			$ 51,000
Debt Instrument, Collateral							The note is not collateralized
Debt Conversion, Original Debt, Amount			20,792	25,000	25,000	43,946			30,458			13,488
Debt Conversion, Converted Instrument, Shares issued (in Shares)									60,154,178			26,639,515
Share-based compensation	56,092	25,404	119,161	34,212	17,616	1,136,258						719,000
Repayments of Convertible Debt									7,054
Convertible Notes Payable, Current									$ 0	$ 0